Basis of preparation and new accounting standards, interpretations and amendments (Details) £ in Millions, $ in Millions	Sep. 30, 2026 GBP (£)	Sep. 30, 2026 USD ($)	Mar. 31, 2026 GBP (£)
Disclosure of detailed information about borrowings [line items]
Financial assets	£ 5,072		£ 3,587
Level 3
Disclosure of detailed information about borrowings [line items]
Financial assets	1,672		486
Investments held at fair value through profit and loss
Disclosure of detailed information about borrowings [line items]
Financial assets	3,978		2,364
Investments held at fair value through profit and loss | Level 3
Disclosure of detailed information about borrowings [line items]
Financial assets	1,637		£ 450
Joulent LLC | Investments held at fair value through profit and loss | Level 3
Disclosure of detailed information about borrowings [line items]
Financial assets	952	$ 1,263
Fixed interest rate bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 9,100